Commitments and Contingencies (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Future Minimum Contractual Charter Revenue [Abstract]
Twelve-month period ending June 30, 2027	$ 25,824
Twelve-month period ending June 30, 2028	3,451
Total	$ 29,275
Dukeship [Member]
Commitments and Contingencies [Abstract]
Term of bareboat charter	18 months
Purchase price of vessel at end of bareboat period	$ 22,050
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	10 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	24 months